SIGNIFICANT TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2026
SIGNIFICANT TRANSACTIONS [Abstract]
Schedule of detailed information about business combination	The fair values of identifiable assets and liabilities of Tabletki Group at the date of acquisition were:

February 10, 2026
Non-current assets
Intangible assets	79
Current assets
Cash and cash equivalents	2
Other current assets	1
Other current liabilities	(3)
Fair value of identifiable net assets	79
Goodwill resulting from acquisition	82
Purchase consideration	161
The following table shows the details of cash outflow during the nine-months ended September 30, 2026:

September 30, 2026
Cash outflow, net of cash acquired
Cash consideration	161
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	159
The fair values of identifiable assets and liabilities of ISP Shtorm LLC at the date of acquisition were:

February 26, 2026
Non-current assets
Intangible assets	3
Property, plant and equipment	2
Non-current liabilities
Deferred tax liability	(1)
Fair value of identifiable net assets	4
Goodwill resulting from acquisition	6
Purchase consideration	10
The following table shows the details of cash outflow during the nine-months ended September 30, 2026:

September 30, 2026
Cash outflow, net of cash acquired
Purchase consideration	10
Less: deferred consideration	(3)
Cash consideration paid at acquisition	7
Settlement of deferred consideration	3
Net outflow of cash - investing activities	10
The provisional fair values of identifiable assets acquired and liabilities assumed at the acquisition date were as follows:

May 26, 2026
Non-current assets
Property, plant and equipment	49
Intangible assets	11
Deferred tax asset	3
Current assets
Cash and cash equivalents	2
Trade receivables and other assets	6
Current liabilities	(11)
Deferred tax liability	(7)
Other non-current liabilities	(1)
Fair value of identifiable net assets	52
Goodwill arising from acquisition	19
Purchase consideration	71
The following table shows the details of cash outflow during nine-month period ended September 30, 2026:

September 30, 2026
Cash outflow, net of cash acquired
Cash consideration	71
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	69
The following table summarizes the proceeds raised and issuance costs incurred related to the SPAC Merger on August 14,
2025:

Amount
Proceeds from SPAC Trust	178
SPAC professional fees	(16)
Proceeds from SPAC Merger	162
Kyivstar Group professional fees	(30)
Net proceeds from SPAC Merger	132
The following table summarizes the impact to the Statement of Equity related to the SPAC Merger on August 14, 2025:

	Number of shares	Amount
Shares issued to SPAC public investors (at US$12.70 / share)	17,152,985	218
Shares issued to SPAC non-redeeming shareholders (at US$12.70 / share)	757,745	10
Shares issued to SPAC sponsor and Cantor (at US$12.70 / share)	4,686,515	59
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 1 (at US$8.70 / share)	661,919	6
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 2 (at US$8.10 / share)	661,919	5
SPAC Merger equity issued	23,921,083	298
Kyivstar Group professional fees		(30)
SPAC Merger equity issued, net of transaction costs		268
The fair values of identifiable assets and liabilities of Uklon at the date of acquisition were:

April 2, 2025
Non-current assets
Intangible assets	58

Current assets
Trade and other receivables	2
Cash and cash equivalents	12

Non-current liabilities
Deferred tax liability	(7)

Current liabilities
Trade and employee related payables	(6)
Other current liabilities	(10)

Fair value of identifiable net assets	49

Goodwill resulting from acquisition	109

Purchase consideration	158
The following table shows the details of purchase consideration at the acquisition date:

April 2, 2025
Cash paid *	141
Fair value of contingent consideration	16
Put option liability	1
Total consideration	158
* Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.
The following table shows the details of cash outflow during the nine months ended September 30, 2025:

September 30, 2025
Cash consideration	153
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	141

Schedule of fair value assumptions share-based payments	The following table sets forth the principal assumptions applied by the Group in determining the fair value of issued equity settled share-based payment awards with market performance conditions:

Assumptions affecting inputs to fair value model	Equity-settled
Annual risk-free rates of return and discount rates (%)	3.65%	-	4.81%
Long-term dividend yield (%)			—%
Volatility of share price (%)	47.13%	-	49.80%
Share price (p)	$11.72	-	$14.29
The following table displays the calculation of the listing expense recognized on August 14, 2025 for the period ended
September 30, 2025:

	Number issued	Fair Value
Shares issued to SPAC public investors (at US$12.70 / share)	17,152,985	218
Shares issued to SPAC non-redeeming shareholders (at US$12.70 / share)	757,745	10
Shares issued to SPAC sponsor (at US$12.70 / share)	4,686,515	59
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 1 (at US$8.70 / share)	661,919	6
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 2 (at US$8.10 / share)	661,919	5
Warrants issued to SPAC public investors (at US$3.35 / warrant)	7,666,629	26
Fair value of consideration		324
Fair value of Cohen Circle Net Assets acquired		162
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)		162